Trade Accounts and Notes Receivable, Other Accounts Receivable and Other Current Assets - Movement in Allowance for Impairment in Respect of Trade Accounts and Notes Receivable and Other Accounts Receivable (Detail) - KRW (₩)
₩ in Millions
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other accounts receivable [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Balance at the beginning of the year	₩ 3,322	₩ 1,281	₩ 1,311
(Reversal of) bad debt expense	(480)	2,041	(30)
Write-off	(1,064)
Balance at the end of the year	1,778	3,322	1,281
Trade accounts and notes receivable [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Balance at the beginning of the year	460	477	1,632
(Reversal of) bad debt expense	587	(17)	(1,155)
Balance at the end of the year	₩ 1,047	₩ 460	₩ 477